Offerings	Apr. 21, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	184,135,636
Proposed Maximum Offering Price per Unit	0.3736
Maximum Aggregate Offering Price	$ 68,793,073.61
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,500.32
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement covers an indeterminate number of shares that may be issued upon any stock split, stock dividend, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase in the number of outstanding shares of the Registrant's common stock, as applicable. Consists of 184,135,636 shares of the Registrant's common stock beneficially owned by certain selling stockholders. These shares are being registered for resale on this Registration Statement on Form S-1. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low reported trading prices of the Registrant's common stock as reported on the OTCQB of OTC Markets Group, Inc. on April 17, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	12,192,563
Proposed Maximum Offering Price per Unit	0.3736
Maximum Aggregate Offering Price	$ 4,555,141.54
Fee Rate	0.01381%
Amount of Registration Fee	$ 629.07
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement covers an indeterminate number of shares that may be issued upon any stock split, stock dividend, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase in the number of outstanding shares of the Registrant's common stock, as applicable. Consists of 12,192,563 shares of the Registrant's common stock issuable upon the exercise of common stock warrants. Each such warrant currently is exercisable for one share of the Registrant's common stock at a price of $0.2153 per share. These shares are being registered for issuance on this Registration Statement on Form S-1. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low reported trading prices of the Registrant's common stock as reported on the OTCQB of OTC Markets Group, Inc. on April 17, 2026.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	81,748,176
Proposed Maximum Offering Price per Unit	0.3736
Maximum Aggregate Offering Price	$ 30,541,118.55
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,217.73
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement covers an indeterminate number of shares that may be issued upon any stock split, stock dividend, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase in the number of outstanding shares of the Registrant's common stock, as applicable. Consists of 81,748,176 shares of the Registrant's common stock issuable upon the exercise of common stock warrants. Each such warrant currently is exercisable for one share of the Registrant's common stock at a price of $0.26 per share. These shares are being registered for issuance on this Registration Statement on Form S-1. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low reported trading prices of the Registrant's common stock as reported on the OTCQB of OTC Markets Group, Inc. on April 17, 2026.